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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Advisors, L.P.
Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75230

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J Kyle Bass
Title: Managing Partner
Phone: (214) 347-8050

Signature, Place, and Date of Signing:


            J Kyle Bass                     Dallas, TX         February 16, 2010
-----------------------------------   ----------------------   -----------------
            (Signature)                    (City, State)             (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        10
Form 13F Information Table Value Total:   108,802 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                           FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
          NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
          --------------           --------------    -----    -------   -------  --- ---- ---------- -------- ---------- ------ ----
Bank of America Corporation       UNIT 99/99/9999  60505419    14,920  1,000,000 SH       Sole                 1,000,000
Citigroup Inc                     COM              172967101   56,270 17,000,000 SH       Sole                17,000,000
HFF Inc                           COM              40418F108    7,665  1,226,324 SH       Sole                 1,226,324
Leap Wireless International Inc   CALL             521863908      180     12,000 SH  CALL Sole                    12,000
Liberty Acquisition Holdings Corp *W Exp 12/12/201 53015Y115      343    497,525 SH       Sole                   497,525
MetroPCS Communications Inc       CALL             591708902    1,651     25,400 SH  CALL Sole                    25,400
PHH Corporation                   COM              693320202   16,110  1,000,000 SH       Sole                 1,000,000
Resolute Energy Corporation       COM              76116A108    5,760    500,000 SH       Sole                   500,000
SandRidge Energy Inc              COM              80007P307    2,358    250,000 SH       Sole                   250,000
South Financial Group Inc         COM              837841105    3,546  5,500,000 SH       Sole                 5,500,000